Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (29,686,000)	$ (12,198,000)	$ (13,648,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	206,000	138,000	40,000
Non-cash share-based compensation	1,373,000	208,000	112,000
Change in fair value of tranche obligation liability			4,333,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(908,000)	(1,643,000)	(2,522,000)
Accounts payable	1,773,000	419,000	384,000
Accrued expenses and other liabilities	1,446,000	2,959,000	1,596,000
Net cash used in operating activities	(25,796,000)	(10,117,000)	(9,705,000)
Cash flows from investing activities:
Purchases of property and equipment	(166,000)	(306,000)	(289,000)
Net cash used in investing activities	(166,000)	(306,000)	(289,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	141,093,000	11,317,000	13,959,000
Net cash provided by financing activities	141,093,000	11,317,000	13,959,000
Effect of exchange rate changes on cash and cash equivalents	4,151,000	(1,448,000)	(451,000)
Net increase (decrease) in cash and cash equivalents	119,282,000	(554,000)	3,514,000
Cash and cash equivalents, beginning of period	10,122,000	10,676,000	7,162,000
Cash and cash equivalents, end of period	$ 129,404,000	$ 10,122,000	10,676,000
Supplemental non-cash activities:
Reclassification of tranche obligation liability to additional paid-in capital			$ 8,216,000